FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk free interest rate, minimum	3.50%	15.00%
Risk free interest rate, maximum	4.50%	20.00%
Financial instruments held, at fair value	$ 85,541,628	$ 75,547,082
Long-term available-for-sale investments	6,617,773	4,410,382
Fair value assets transferred from level 1 to level 2	0	0
Fair value assets transferred from level 2 to level 1	0	0
Fair value liabilities transferred from level 1 to level 2	0	0
Fair value liabilities transferred from level 2 to level 1	0	0
Fair value assets transferred into level 3	0	0
Fair value assets transferred out of level 3	0	0
Fair value liabilities transferred into level 3	0	0
Fair value liabilities transferred out of level 3	0	0
Other Comprehensive Income (Loss)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized gain	2,207,391	343,892
Other Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized gain	400,432	257,065
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crypto assets held	4,339,298
Long-term available-for-sale investments	6,617,773	4,410,382
Total	167,838,016	83,980,646
Recurring | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	12,719,860	18,153,978
Cash and cash equivalents	71,339,317	4,023,182
Recurring | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	69,492,657	54,418,366
Recurring | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	3,329,111	2,270,679
Recurring | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value		704,059
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Crypto assets held	4,339,298
Total	149,341,472	64,107,383
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	841,089	2,691,097
Cash and cash equivalents	71,339,317	4,023,182
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	69,492,657	54,418,366
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Stocks
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	3,329,111	2,270,679
Recurring | Quoted prices in active markets for identical instruments (Level 1) | Others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value		704,059
Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	8,586,698	11,770,376
Recurring | Significant other observable inputs (Level 2) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	8,586,698	11,770,376
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale investments	6,617,773	4,410,382
Total	9,909,846	8,102,887
Recurring | Significant unobservable inputs (level 3) | Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial instruments held, at fair value	$ 3,292,073	$ 3,692,505